Acquisitions - Schedule of Purchase Price Allocation to Other Intangible Assets (Detail) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Goodwill	$ 1,174.0	$ 1,173.5	$ 1,166.9	$ 1,166.4
Amount of goodwill deductible for tax purposes		100.8	113.7
South Segment
Business Acquisition [Line Items]
Goodwill		1.6
East Segment
Business Acquisition [Line Items]
Goodwill		1.4
Midwest Segment
Business Acquisition [Line Items]
Goodwill		9.0
Business Acquisition
Business Acquisition [Line Items]
Other intangible assets		31.2	5.5
Goodwill		12.0	1.3
Amount of goodwill deductible for tax purposes		4.1	1.3
Business Acquisition | Customer lists and contracts
Business Acquisition [Line Items]
Other intangible assets		27.8	4.3
Business Acquisition | Noncompete
Business Acquisition [Line Items]
Other intangible assets		2.6	1.2
Business Acquisition | Other Intangible Assets
Business Acquisition [Line Items]
Other intangible assets		$ 0.8	$ 0.0